Share-based Payments	12 Months Ended
Dec. 31, 2022
Share-based Payments
Share-based Payments

22.Share-based Payments

Overview

Lilium offers several share-based plans as summarized in the table below. All plans are equity-settled, except for new success fees and JSOP (including bonus) which are treated as cash-settled. Refer to note 3 for the general accounting principles of share-based payment awards.

The ESOP plan started in 2017, initial success fees started in 2020, while all other plans such as RSU, performance-based stock option, time-based stock option, new success fees, presence bonus and JSOP came into place in 2021. During 2022, each of the previously mentioned plans were still in place, with the exception of the JSOP and presence bonus, which were closed during 2022 with no plans to replace these specific programs. The remaining liability for the JSOP is due to be paid out in early 2023, the presence bonus was settled during 2022.

In € thousand	2022	2021
General population and executives – standard ESOP	7,942	29,286
General population - RSU	4,977	77
Executives – ESOP special vesting	1,101	2,135
Executives – RSU	3,259	1,178
Executives – Performance-based stock options	(375)	2,296
Executives – Time-based stock options	2,200	3,505
Executives – Success fees (cash-settled)	(134)	2,590
Executives – Success fee (equity-settled)	—	1,844
Joint stock ownership Plan (JSOP) incl. bonus	(4,435)	5,438
Share-based payment – Vendors	9,726	—
Total expense	24,261	48,349

General population and Executives – standard Employee Stock Option Program (“ESOP”)

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2022	2021
Expense arising from equity-settled share-based payment awards	7,942	29,286

The total fair value of options granted during the year was €17,483 (2021: €23,061).

On October 8, 2021, Lilium has offered ESOP participants to settle their vested options exclusively in shares of Lilium N.V. instead of Lilium GmbH. As all participants have accepted, they now can exercise vested options at a conversion rate of 1 ESOP in Lilium GmbH into 2,857 options in Lilium N.V. in accordance with the relevant exercise windows. No accounting effects resulted from this conversion. The exercise price is €1 for 2,857 shares in Lilium N.V.

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, Lilium N.V. share options during the years:

Equity-settled options:

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	19,573,307	€0.00	13,962,159	€0.00
Granted during the year	5,714	€0.00	4,019,799	€0.00
Forfeited during the year	(1,188,512)	€0.00	(757,105)	€0.00
Exercised during the year	(10,318,085)	€0.00	—	—
Transferred (to)/ from cash-settled	(22,856)	€0.00	2,348,454	€0.00
Outstanding at December 31	8,049,568	€0.00	19,573,307	€0.00

Cash-settled options:

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	2,348,454	—
Exercised during the year	(17,142)	€0.00	—	—
Transferred from/ (to) equity-settled	22,856	€0.00	(2,348,454)	€0.00
Outstanding at December 31	5,714	€0.00	—	—

The exact WAEP for all options is €1 divided by 2,857, which is 0.00035 and rounded to nil. The Group waived the employee’s liability for the share capital.

The weighted-average remaining contractual life is 10.37 years for equity-settled options and 10.13 years for cash-settled options.

Total options that vested during the year were 979,661 options (2021: 3,300,960 options). The weighted average share price for options exercised during 2022 was €2.52 (2021: not applicable).

In 2021, none of the options granted under the ESOP were exercisable and/or eligible to be settled because of the waiting period of 180 calendar days after the Reorganization on September 14, 2021. As of December 31, 2022, 7,043,620 options are vested and are exercisable at the request of the employee with a WAEP of €0.00.

Measurement of fair values

For grant dates on and after September 15, 2021, the fair value of the ESOP has been set equal to the actual share price using a simplified approach.

For grant dates prior to September 15, 2021, the inputs to the option pricing model includes the probability of indirect IPO and other scenarios, discount for the lack of marketability and the expected volatility. The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome. Other common inputs to option pricing models such as discount rate, dividends expected and expected term are not significant due to the low exercise price.

The fair value of the options was derived from the estimated equity value of Lilium on that date because the beneficiary is entitled to shares of Lilium for a nominal amount in the case of an exit event. The value of the common shares was derived by applying a market approach on the basis of external financing rounds and an expected financing round valuation. With regards to the financing rounds, the liquidation preferences of the Seed shares, Series A, B1 and B2 shares were taken into account. A hybrid model between option pricing method and probability-weighted expected return method was used for the valuation.

Retrospectively adjusted, the fair value has developed as follows:

		Price of one share in
in €	Valuation methodology	Lilium N.V.
December 31, 2020	Hybrid model	6.05
March 31, 2021	Hybrid model	7.13
June 30, 2021	Hybrid model	7.05
July 31, 2021	Hybrid model	7.36
August 31, 2021	Hybrid model	7.71
September 15, 2021	Actual share price	7.89
December 31, 2021	Actual share price	6.12
March 31, 2022	Actual share price	3.59

General population – Restricted Stock Units to new hires

The expense recognized for participant services received during the years is shown in the following table:

In € thousand	2022	2021
Expense arising from equity settled RSU	4,977	77

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, RSU during the years ended December 31, 2022 and 2021:

	2022		2021
	Number of	2022	Number of	2021
(in units)	RSU	WAEP	RSU	WAEP
Outstanding at January 1	162,800	€0.12	—	—
Assigned during the year	4,886,077	€0.12	162,800	€0.12
Exercised during the year	(638,470)	€0.12	—	—
Forfeited during the year	(135,309)	€0.12	—	—
Outstanding at December 31	4,275,098	€0.12	162,800	€0.12

4,886 thousand RSU (2021: nil) were granted during the year of which 162 thousand were recognized in 2021 due to explicit intention to grant the RSU to new hires. As RSU are exercised on vesting, none of the RSU were exercisable as of December 31, 2022 and 2021. The weighted average remaining contractual life of RSU outstanding at the end of 2022 is 0.58 years (2021: 1.7 years).

Measurement of fair values

The RSU are equity settled and have an exercise price of nominal €0.12 per share. The exercise price is significantly lower than the share price at grant date. Accordingly, the intrinsic value of the RSU has been used, i.e. the share price at grant date less the exercise price. The weighted average fair value of RSU granted during the year is €1.92 (2021: €5.97).

Executives – Employee Stock Option Program (“ESOP”) special vesting

Some executives have received ESOP comparable with the general ESOP program, but with individual conditions in respect to the vesting scheme and with different exercise prices.

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2022	2021
Expense arising from equity-settled share-based payment awards	1,101	2,135

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, Lilium N.V. equity-based share options during the years:

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	1,888,477	7.90	—	—
Granted during the year	—	—	1,888,477	7.90
Forfeited during the year	(1,160,457)	8.50	—	—
Outstanding at December 31	728,020	6.94	1,888,477	7.90

Total options in Lilium N.V. shares vested during the year were 430,431 options (2021: 101,018 options). As of December 31, 2022, 531,449 (2021: none) of the options granted under the ESOP plan have vested and are available to be exercised, with a WAEP of €0.00. The weighted average remaining contractual life of the ESOP option outstanding at the end of 2022 is 11.4 years (2021: 12.4 years).

Measurement of fair values

For grant dates on and after September 15, 2021, the fair value of the ESOP has been derived from the actual share price, using an option price model (Black-Scholes). There were no Executive ESOPs granted during the year (2021: €11,229 thousand).

Executives – Restricted Stock Units (“RSU”)

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2022	2021
Expense arising from equity–settled RSU	3,259	1,178

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, RSU during the years ended December 31, 2022 and 2021:

	2022		2021
	Number of	2022	Number of	2021
(in units)	RSU	WAEP	RSU	WAEP
Outstanding at January 1	1,050,913	€0.12	—	—
Granted during the year	1,699,411	€0.12	1,050,913	€0.12
Forfeited during the year	(134,400)	€0.12	—	—
Exercised during the year	(291,199)	€0.12	—	—
Outstanding at December 31	2,324,725	€0.12	1,050,913	€0.12

In the table above, assigned rights include granted rights as well as rights explicitly expected to be granted in the future. The weighted average remaining contractual life of RSU outstanding at the end of 2022 is 1.5 years (2021: 2.7 years).

Measurement of fair values

Similar to the RSU for the general population, the exercise price is significantly below the share price at grant. While a Black-Scholes model was used to determine the RSU fair market value, the outcome of the valuation basically reflects the intrinsic value of the RSU. Accordingly, the input assumptions other than the share price are not material.

For fair value calculations the share price was taken as the closing price at grant date of Lilium N.V. share. The weighted average fair value of options granted during the period was €1.67 (2021: €7.09).

Executives – Performance-based stock options

The (income) / expense recognized for participant services received during the years is shown in the following table:

In € thousand	2022	2021
(Income) / expense arising from performance-based stock option	(375)	2,296

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years ended December 31, 2022 and 2021:

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	7,036,501	€8.15	—	—
Granted during the year	1,272,059	€9.45	7,036,501	€8.15
Forfeited during the year	(4,711,839)	€8.66	—	—
Outstanding at December 31	3,596,721	€7.94	7,036,501	€8.15

No options (2021: Nil options) are exercisable as of December 31, 2022. The weighted average remaining contractual life of performance-based stock options outstanding at the end of 2022 is 9.5 years (2021: 9.9 years).

For a member of key management, all 4,341 thousand originally granted performance stock options were forfeited as of June 1, 2022, and the expense already recognized from prior years (€1,553 thousand) has been released in general and administrative expense. The forfeiture was the result of a change in responsibilities which result in a different remuneration. In total, 1,006 thousand options were newly granted to a member of key management, and an expense of €121 thousand has been recognized for the period January 1 – December 31, 2022. The reason for the grant of the new options was partially as ex-gratia benefit for his services rendered in his former role as well as an incentive for his new role. The number of options therefore take into account the 681 thousand options under the former arrangement, for which the service condition was already fulfilled. The remaining 325 thousand options must fulfill the service vesting condition until 2025 and all options remain subject to the previously agreed performance vesting condition and the exercise price is unchanged.

Measurement of fair values

The following table lists the inputs to the Black-Scholes model used for the fair market value calculation for performance-based stock options for the year ended December 31, 2022:

	2022	2021
Risk free rate range	(0.69%) – 2.01%	(0.69%) – (0.66%)
Expected dividend yield	—	—
Expected exercise term	3.3 – 3.4 years	4 years
Expected volatility	108.86% - 121.91%	121.8%

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome. For fair value calculation the share price was taken as the closing price at grant date of Lilium N.V. The weighted average fair value of options granted during the year was €1.14 (2021: €5.68). The exercise prices are €9.45 (2021: the exercise prices are €7.11 or €8.80).

The ex-gratia grants are included in the new options above, based on market conditions at June 1, 2022.

Executives – Time-based stock options

The expense recognized for participant services received during the years is shown in the following table:

In € thousand	2022	2021
Expense arising from time-based stock options	2,200	3,505

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years ended December 31, 2022 and 2021:

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	2,951,000	€7.25	—	—
Granted during the year	2,199,488	€2.76	2,951,000	€7.25
Forfeited during the year	(2,043,000)	€7.25	—	—
Outstanding at December 31	3,107,488	€4.07	2,951,000	€7.25

908 thousand stock options (2021: Nil options) are exercisable as of December 31, 2022. The weighted average remaining contractual life of time-based stock options outstanding at the end of 2022 is 9.5 years (2021: 9.9 years).

Measurement of fair values

The following table lists the inputs to the Black-Scholes model used for the fair market value calculation for time-based stock options as of the grant date:

	2022	2021
Risk free rate range	(0.69%) – 2.05%	(0.69%)
Expected dividend yield	0	0
Expected exercise term	1.1 – 1.8 years	4 years
Expected volatility	118.97% – 124.10%	121.9%

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome. Other common inputs to option pricing models such as discount rate, dividends expected and expected term. For fair value calculation the share price was taken as the closing price at grant date of Lilium N.V. share. The weighted average fair value of options granted during the year was €1.21 (2021: €5.31). The exercise price of the option is €2.76 (2021: €7.25).

Executives – Success fees

The expense recognized for participant services received during the years is shown in the following table:

In € thousand	2022	2021
(Income)/expense for success fees cash-settled	(134)	2,590
Expense for success fee equity-settled	—	1,844
Total (income)/expense	(134)	4,434

These expenses do not include the success fee that was converted to the JSOP and bonus arrangement; those expenses are disclosed in the corresponding section below. As of December 31, 2022, no (2021: €2,590 thousand) provisions were recorded in the consolidated statement of financial position. The 2021 provision was partly reversed and partly consumed in 2022, and the success fees were subsequently settled as cash during the year, resulting in a payment of €2,457 thousand.

In 2021, the equity-settled success fee was determined as a 0.5 % percentage of the proceeds from the Reorganization, which was subsequently converted into 293,230 Lilium N.V. shares at a share price of $10.00 (€8.47) as of September 14, 2021.

Measurement of success fees

The success fees were measured as discounted expected cash flows for the success fee arrangements.

All amounts under the former success fees contract were settled and the contracts were terminated on November 30, 2022.

A new contract was entered with a related party and was accounted for under IAS 37 as contingent liability as disclosed in note 29. No conditions for payment have been met as of December 31, 2022.

Executives - Joint Stock Ownership Plan (JSOP) and bonus

(Income)/ expense related to and the liability from the JSOP and the bonus are shown in the following table, the award is fully vested:

In € thousand	2022	2021
(Income)/ expense for JSOP	(3,762)	3,762
(Income)/ expense for bonus	(673)	1,676
Total (income)/ expense	(4,435)	5,438

Measurement of the JSOP and the bonus

In December 2022, the recipient exercised the option to settle the JSOP. The remaining liability amounting to €1,003 thousand (2021: €3,762 thousand and €1,676 for the JSOP and bonus respectively) at year end for the JSOP relates to the bonus due to be paid in early 2023. As of December 31, 2022, the liability is measured at the value of the cash received from the sale of the shares held by Stitching JSOP (see note 30).

The remaining contractual life is nil years (2021: 4.7 years).

Share-based payment – Vendors

In November 2022, the Group entered into a Share Issuance Agreement with a third-party vendor, with the option at the Group’s discretion to pay for the IT services to be rendered by the vendor either via the issuance of 3,101,523 units of Class A shares of Lilium N.V. or cash of US$4,500 thousand. The Group has opted to settle the invoiced amount via issuance of shares and have recognized an expense amounting to €4,558 thousand.

As of year end, €3,757 thousand (2021: nil) is recognized in the other capital reserves for services rendered by the vendor but yet to be settled by the Group for which the Group has the option to settle via equity or cash.

In November 2022, the Group entered into share-based payment arrangements with two third-party vendors as part of the 2022 PIPE transaction in exchange for prepayment of the goods and services to the vendors amounting to €19,502 thousand (2021: nil). The prepayment value was deemed to be the fair value of the securities issued. As of December 31, 2022, services rendered by one vendor resulted in the release of €1,114 thousand (2021: nil) from the prepayment and recorded as a share-based payment expense.

Advisors – Strategic collaboration agreement (Azul Warrants)

The Azul Warrants (refer to note 30) entitle Azul to purchase 1,800,000 Class A shares at an exercise price of €0.12 per share. The Azul Warrants will expire on October 22, 2026 (“Expiration Date”), five years after their issuance. The warrants and any Class A shares issuable upon exercise of the warrants may not be transferred until the twelve-month anniversary of issuance (the “Lockup”).

Lilium has the option to settle the awards in shares or cash. The Azul Warrants are accounted for as equity-settled awards, as Lilium had no present obligation to settle the awards in cash. They are considered fully vested once both parties signed the term sheet, which occurred on July 31, 2021. After that date, no services were required to be provided by Azul for the warrants to vest thereafter. Due to the unique nature of the services provided by Azul, Lilium considered direct measurement of the services provided unreliable and referred to the fair value of the Azul Warrants to indirectly measure the compensation arrangement. The 1,800,000 warrants have been expensed as of July 31, 2021 based on a hybrid valuations model, using different scenarios and a deduction of 5 % for the lack of marketability at this point of time. For the valuation of the share price, multiple connected Black-Scholes models have been used and for the IPO scenario a simplified valuation based on past financing rounds. The General & Administration expense (professional fees) amount of €13,030 thousand was posted directly into capital reserves (see note 7).

The Azul Warrants have not been exercised by Azul as of December 31, 2022.